Net Loss Per Ordinary Share - Schedule of Weighted-Average Ordinary Shares of Securities (Details) - shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Options [Member]
Schedule of Weighted-Average Ordinary Shares of Securities [Line Items]
Antidilutive securities excluded from computation of diluted net income (loss) per common share	11,404,264	10,948,057	12,233,173
Restricted Stock Units [Member]
Schedule of Weighted-Average Ordinary Shares of Securities [Line Items]
Antidilutive securities excluded from computation of diluted net income (loss) per common share	10,635,082	7,134,703	5,844,514
Private Warrants [Member]
Schedule of Weighted-Average Ordinary Shares of Securities [Line Items]
Antidilutive securities excluded from computation of diluted net income (loss) per common share	3,330,000	3,330,000	3,330,000
Public Warrants [Member]
Schedule of Weighted-Average Ordinary Shares of Securities [Line Items]
Antidilutive securities excluded from computation of diluted net income (loss) per common share	5,750,000	5,750,000	5,750,000
Forfeiture Shares [Member]
Schedule of Weighted-Average Ordinary Shares of Securities [Line Items]
Antidilutive securities excluded from computation of diluted net income (loss) per common share	269,531	682,813	1,006,250